Principal activities and organization (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015 CNY (¥)
VIEs and VIEs' subsidiaries
Total assets	$ 30,421,766		¥ 184,054,966,000		¥ 209,164,857,000
Total liabilities	19,247,578		131,666,263,000		132,336,713,000
Total net revenues	67,197,987	¥ 462,019,759,000	362,331,754,000	¥ 258,289,947,000
Net cash provided by/(used in) operating activities	3,037,077	20,881,422,000	26,856,727,000	8,240,371,000
Net cash used in investing activities	(3,793,032)	(26,078,992,000)	(39,815,291,000)	(45,481,435,000)
Net cash provided by financing activities	1,631,871	11,219,928,000	19,234,985,000	40,699,471,000
Net increase/(decrease) in cash, cash equivalents, and restricted cash	1,120,431	7,703,521,000	5,634,887,000	4,184,869,000
Cash, cash equivalents, and restricted cash at beginning of year	4,334,017	29,798,537,000	24,163,650,000	19,978,781,000
Cash, cash equivalents, and restricted cash at end of year	5,454,448	37,502,058,000	29,798,537,000	24,163,650,000
Total shareholders' deficit of the Group's VIEs and VIEs' subsidiaries	$ 8,852,716		52,388,703,000	34,162,862,000	60,866,860,000	¥ 30,720,866,000
VIEs and their subsidiaries
VIEs and VIEs' subsidiaries
Total assets			19,281,227,000		23,878,253,000
Total liabilities			19,547,831,000		26,717,946,000
Total net revenues		37,561,128,000	15,926,297,000	4,338,450,000
Net loss		(2,646,122,000)	(115,318,000)	(8,366,000)
Net cash provided by/(used in) operating activities		(1,144,849,000)	1,188,220,000	118,007,000
Net cash used in investing activities		(7,596,181,000)	(10,117,516,000)	(4,708,901,000)
Net cash provided by financing activities		8,902,074,000	9,626,497,000	4,499,914,000
Net increase/(decrease) in cash, cash equivalents, and restricted cash		161,044,000	697,201,000	(90,980,000)
Cash, cash equivalents, and restricted cash at beginning of year		719,160,000	21,959,000	112,939,000
Cash, cash equivalents, and restricted cash at end of year		¥ 880,204,000	719,160,000	¥ 21,959,000
Asset in the Group's VIEs and VIEs' subsidiaries that can be used only to settle their obligations except for registered capitals					0
Registered capitals and PRC statutory reserves of the Group's consolidated VIEs					1,067,537,000
Total shareholders' deficit of the Group's VIEs and VIEs' subsidiaries			¥ 266,604,000		¥ 2,839,693,000